Consolidated Statement of Changes in Equity - USD ($)	Issued Capital	Equity Reserve	Accumulated Losses	Reserves	Deficit	Total
Balance at Jun. 30, 2019	$ 26,951,744			$ 451,643	$ (27,820,567)	$ (417,180)
Balance (in Shares) at Jun. 30, 2019	581,897,040
Options exercised	$ 1,077,093					1,077,093
Options exercised (in Shares)	34,427,321
Options issued to advisors				449,093		449,093
Share based payments				589,852		589,852
Shares issued	$ 7,105,354					$ 7,105,354
Shares issued (in Shares)	132,330,128
Shares issue costs (in Shares)	(942,148)					(942,148)
Comprehensive loss for the year					$ (4,697,636)	$ (4,697,636)
Balance at Jun. 30, 2020	$ 34,192,043	$ 1,490,588	$ (32,518,203)	1,490,588	(32,518,203)	$ 3,164,428
Balance (in Shares) at Jun. 30, 2020	748,654,489					5,750,000
Options exercised	$ 12,498,706					$ 12,498,706
Options exercised (in Shares)	286,500,523
Options issued to advisors		3,781,344		3,781,344		3,781,344
Share based payments		$ 600,043		600,043		600,043
Shares issued
Shares issued (in Shares)	33,256,212
Shares issue costs (in Shares)	(838,642)	740,666		740,666		(97,976)
Comprehensive loss for the year			$ (11,372,799)		$ (11,372,799)	$ (11,372,799)
Balance at Jun. 30, 2021	$ 45,852,107	6,612,641	(43,891,002)	$ 6,612,641	$ (43,891,002)	$ 8,573,746
Balance (in Shares) at Jun. 30, 2021	1,068,411,224					2,952,619
Options exercised	$ 40,274,242					$ 40,274,242
Share placements	400,000					400,000
Shares issued to advisors	450,000					450,000
Share based payments		$ 1,464,550				$ 1,464,550
Shares issue costs (in Shares)	(389,555)					(389,555)
Comprehensive loss for the year			$ (14,903,909)			$ (14,903,909)
Balance at Jun. 30, 2022	$ 86,586,794	$ 8,077,191	$ (58,794,910)			$ 35,869,075